Concentration of Risks	6 Months Ended
Jun. 30, 2026
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

(a) Concentration of credit risks

Financial instruments that potentially subject the Company, its subsidiaries, VIE and VIE’s subsidiaries to significant concentration of credit risk primarily cash and cash equivalents and accounts receivables. The carrying amounts of cash and cash equivalents represent the maximum exposure to credit risk. As of December 31, 2025 and June 30, 2026, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have RMB64,269 and RMB26,047 (US$3,839) in cash and cash equivalents, respectively, which is mainly held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Company, its subsidiaries, VIE and VIE’s subsidiaries may not be able to claim its cash and demand deposits back in full. The Company, its subsidiaries, VIE and VIE’s subsidiaries continue to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and denominated in RMB, derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company, its subsidiaries, VIE and VIE’s subsidiaries perform on its customers and its ongoing monitoring process of outstanding balances. The Company, its subsidiaries, VIE and VIE’s subsidiaries maintain an allowance for credit losses and actual losses have generally been within management’s expectations.

(b) Currency convertibility risk

Substantially majority of the Company, its subsidiaries, VIE and VIE’s subsidiaries’ operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

(c) Major customers and supplying channels

For the six months ended June 30, 2025, two major clients accounted for 48.8%, 11% of the Company's total revenues. For the six months ended June 30, 2026, two major clients accounted for 26.4%, 20.5% of the Company's total revenues. As of December 31, 2025, three customers accounted for 39.3%,36.6% and 20.5% of the Company’s total accounts receivable. As of June 30, 2026, three customers accounted for 42.3%, 17.8% and 13.3% of the Company’s total accounts receivable.

For the six months ended June 30, 2025, three vendors respectively accounted for 18.3%,15.6% and 13.5% of the Company’s total purchases. For the six months ended June 30, 2026, one vendor accounted for 22.44% of the Company’s total purchases. As of December 31, 2025, one supplier accounted for 22.6% of the Company’s total accounts payable. As of June 30, 2026, one supplier accounted for 51.33% of the Company’s total accounts payable.